Summary Of Activity In Valuation Allowance For Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Activity in the valuation allowance for mortgage loans
Balance at end of period			$ 0
Mortgage loans, net of allowance [Member]
Activity in the valuation allowance for mortgage loans
Balance at beginning of year	35		44		60		96
Current period provision	(10)	[1]	(4)	[1]	2	[1]	25	[1]
Recoveries	(1)	[2]	(5)	[2]	(15)	[2]	(7)	[2]
Charge offs and other					(3)		(54)
Balance at end of period	$ 24		$ 35		$ 44		$ 60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.